Segmented Information - Schedule of Segment’s Revenues, Profit or Loss, Assets and Liabilities (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Cultivation Segment [Member]
Disclosure of operating segments [line items]
Total revenues
Elimination of inter segment revenue
Total revenue
Total profit or loss for reportable segments	(10,737)	(222,317)	621,223	(1,003,932)
Total loss on discontinued operations		(461,405)	(827,620)	(28,562,693)
Elimination of inter segment profit or loss
Income (loss) before income tax expense	(10,737)	(683,722)	(206,397)	(29,566,625)
Total assets for reportable segments	20,085		17,785	7,421,320
Elimination of inter segment assets
Segments’ assets	20,085		17,785	7,421,320
Total liabilities for reportable segments	1,072,681		883,397	16,163,821
Elimination of inter segment liabilities	(910,704)		(750,234)	(10,214,029)
Entity’s liabilities	161,977		133,163	5,949,792
Distribution Segment [Member]
Disclosure of operating segments [line items]
Total revenues			836,664	423,683
Elimination of inter segment revenue
Total revenue			836,664	423,683
Total profit or loss for reportable segments	(10,911,606)		43,414	(355,688)
Total loss on discontinued operations	10,911,606	55,823
Elimination of inter segment profit or loss
Income (loss) before income tax expense		55,823	43,414	(355,688)
Total assets for reportable segments			1,052,080	19,962,714
Elimination of inter segment assets				(19,131,000)
Segments’ assets			1,052,080	831,714
Total liabilities for reportable segments			11,169,051	31,223,085
Elimination of inter segment liabilities			(10,142,840)	(29,908,380)
Entity’s liabilities			1,026,211	1,314,705
Corporate Segment [Member]
Disclosure of operating segments [line items]
Total revenues
Elimination of inter segment revenue
Total revenue
Total profit or loss for reportable segments	9,518,050	(2,054,991)	(3,933,046)	(2,352,757)
Total loss on discontinued operations	(10,322,314)
Elimination of inter segment profit or loss
Income (loss) before income tax expense	(804,264)	(2,054,991)	(3,933,046)	(2,352,757)
Total assets for reportable segments	42,267,930		52,703,643	13,716,171
Elimination of inter segment assets	(36,072,986)		(45,859,425)	(13,129,212)
Segments’ assets	6,194,944		6,844,218	586,959
Total liabilities for reportable segments	27,243,899		25,958,535	(25,505,597)
Elimination of inter segment liabilities	(24,492,048)		(23,480,364)	30,909,985
Entity’s liabilities	2,751,851		2,478,171	5,404,388
Reportable Segments [Member]
Disclosure of operating segments [line items]
Total revenues			836,664	423,683
Elimination of inter segment revenue
Total revenue			836,664	423,683
Total profit or loss for reportable segments	(1,404,293)	(2,277,308)	(3,268,409)	(3,712,377)
Total loss on discontinued operations	589,292	(405,582)	(827,620)	(28,562,693)
Elimination of inter segment profit or loss
Income (loss) before income tax expense	(815,001)	$ (2,682,890)	(4,096,029)	(32,275,070)
Total assets for reportable segments	42,288,015		53,773,508	41,100,205
Elimination of inter segment assets	(36,072,986)		(45,859,425)	(32,260,212)
Segments’ assets	6,215,029		7,914,083	8,839,993
Total liabilities for reportable segments	28,316,580		38,010,983	21,881,309
Elimination of inter segment liabilities	(25,402,752)		(34,373,438)	(9,212,424)
Entity’s liabilities	$ 2,913,828		$ 3,637,545	$ 12,668,885